Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	25,238	$ 3,184,531
Hexcel Corp. (A)	42,882	2,546,762
Mercury Systems, Inc. (A)	25,699	1,218,647
Moog, Inc., Class A	24,658	1,879,679

		8,829,619

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (A)	49,482	3,881,368

Airlines - 0.2%
Allegiant Travel Co. (A)	11,041	2,158,295

Auto Components - 1.0%
Adient PLC (A)	44,137	1,829,479
LCI Industries	20,283	2,730,700
Patrick Industries, Inc.	57,128	4,758,762

		9,318,941

Banks - 1.5%
Ameris Bancorp	26,699	1,385,144
First Bancorp	38,993	1,677,089
Signature Bank	17,997	4,900,223
Western Alliance Bancorp	54,714	5,953,978

		13,916,434

Beverages - 0.8%
Boston Beer Co., Inc., Class A (A)	8,806	4,488,858
Coca-Cola Consolidated, Inc.	6,477	2,553,104

		7,041,962

Biotechnology - 11.1%
ACADIA Pharmaceuticals, Inc. (A)	60,446	1,004,008
Acceleron Pharma, Inc. (A)	40,962	7,049,560
Agios Pharmaceuticals, Inc. (A) (B)	35,475	1,637,171
Alector, Inc. (A)	27,029	616,802
Alkermes PLC (A)	86,218	2,658,963
Allogene Therapeutics, Inc. (A) (B)	34,797	894,283
Amicus Therapeutics, Inc. (A)	136,405	1,302,668
Apellis Pharmaceuticals, Inc. (A)	32,480	1,070,541
Biohaven Pharmaceutical Holding Co. Ltd. (A)	30,165	4,190,220
Blueprint Medicines Corp. (A)	34,686	3,566,068
CareDx, Inc. (A)	31,249	1,980,249
ChemoCentryx, Inc. (A)	21,806	372,883
CRISPR Therapeutics AG (A)	19,251	2,154,764
Deciphera Pharmaceuticals, Inc. (A)	22,547	766,147
Denali Therapeutics, Inc. (A)	46,011	2,321,255
Dicerna Pharmaceuticals, Inc. (A)	26,300	530,208
Emergent BioSolutions, Inc. (A)	36,403	1,822,698
Exact Sciences Corp. (A) (B)	26,392	2,519,116
Exelixis, Inc. (A)	73,996	1,564,275
Fate Therapeutics, Inc. (A)	35,798	2,121,747
Generation Bio Co. (A) (B)	40,540	1,016,338
Global Blood Therapeutics, Inc. (A)	40,089	1,021,468
Halozyme Therapeutics, Inc. (A) (B)	104,021	4,231,574
Horizon Therapeutics PLC (A)	41,086	4,500,560
IGM Biosciences, Inc. (A) (B)	13,760	904,858
Insmed, Inc. (A) (B)	97,301	2,679,670
Intellia Therapeutics, Inc. (A)	34,807	4,669,359
Invitae Corp. (A) (B)	93,229	2,650,501
Ionis Pharmaceuticals, Inc. (A)	28,259	947,807

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Iovance Biotherapeutics, Inc. (A) (B)	59,738	$ 1,473,139
Karuna Therapeutics, Inc. (A)	9,397	1,149,535
Kodiak Sciences, Inc. (A) (B)	38,443	3,689,759
Kymera Therapeutics, Inc. (A)	12,700	745,998
Madrigal Pharmaceuticals, Inc. (A)	3,756	299,691
Mersana Therapeutics, Inc. (A)	15,511	146,269
Mirati Therapeutics, Inc. (A)	20,158	3,566,152
Morphic Holding, Inc. (A)	10,300	583,392
Neurocrine Biosciences, Inc. (A)	17,818	1,708,924
Novavax, Inc. (A)	5,813	1,205,093
Nurix Therapeutics, Inc. (A)	14,700	440,412
Prothena Corp. PLC (A)	30,844	2,197,018
PTC Therapeutics, Inc. (A)	44,311	1,648,812
Replimune Group, Inc. (A)	28,216	836,322
Rocket Pharmaceuticals, Inc. (A) (B)	27,417	819,494
Sage Therapeutics, Inc. (A)	19,589	867,989
Sarepta Therapeutics, Inc. (A)	23,016	2,128,520
Scholar Rock Holding Corp. (A)	24,891	821,901
Seagen, Inc. (A)	12,183	2,068,673
TG Therapeutics, Inc. (A) (B)	47,609	1,584,428
Turning Point Therapeutics, Inc. (A)	28,434	1,888,871
Twist Bioscience Corp. (A)	20,440	2,186,467
Ultragenyx Pharmaceutical, Inc. (A)	59,979	5,409,506
uniQure NV (A) (B)	28,188	902,298
Xencor, Inc. (A)	43,582	1,423,388
Zentalis Pharmaceuticals, Inc. (A)	14,585	971,944
Zymeworks, Inc. (A) (B)	22,999	667,891

		104,197,647

Building Products - 1.8%
AAON, Inc.	25,013	1,634,349
Builders FirstSource, Inc. (A)	75,815	3,922,668
CSW Industrials, Inc.	10,091	1,288,621
Gibraltar Industries, Inc. (A)	40,493	2,820,338
Trex Co., Inc. (A)	38,982	3,973,435
UFP Industries, Inc.	52,534	3,571,261

		17,210,672

Capital Markets - 1.4%
Cboe Global Markets, Inc.	6,740	834,816
FactSet Research Systems, Inc.	4,032	1,591,753
LPL Financial Holdings, Inc.	43,474	6,814,984
MarketAxess Holdings, Inc.	8,908	3,747,507

		12,989,060

Chemicals - 1.8%
Chase Corp.	19,705	2,012,866
Element Solutions, Inc.	112,724	2,443,856
HB Fuller Co.	24,940	1,610,126
Ingevity Corp. (A)	35,188	2,511,368
Innospec, Inc.	7,889	664,412
Quaker Chemical Corp.	17,510	4,162,477
Scotts Miracle-Gro Co.	15,757	2,306,194
Stepan Co.	12,090	1,365,445

		17,076,744

Commercial Services & Supplies - 2.0%
Casella Waste Systems, Inc., Class A (A)	111,977	8,503,533
IAA, Inc. (A)	86,778	4,735,476
MSA Safety, Inc.	20,514	2,988,890
UniFirst Corp.	10,481	2,228,470

		18,456,369

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (A)	12,639	$ 1,055,862
Ubiquiti, Inc. (B)	10,578	3,159,331

		4,215,193

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	40,746	2,906,005
EMCOR Group, Inc.	41,277	4,762,540

		7,668,545

Construction Materials - 0.4%
Eagle Materials, Inc.	31,018	4,068,321

Consumer Finance - 0.6%
Green Dot Corp., Class A (A)	20,507	1,032,117
PROG Holdings, Inc.	26,589	1,117,004
SLM Corp.	128,826	2,267,338
Upstart Holdings, Inc. (A)	2,800	886,032

		5,302,491

Containers & Packaging - 0.3%
Berry Global Group, Inc. (A)	37,173	2,263,092
Ranpak Holdings Corp. (A)	23,200	622,224

		2,885,316

Distributors - 0.5%
Pool Corp.	10,436	4,533,503

Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (A)	16,827	2,346,020
frontdoor, Inc. (A)	28,491	1,193,773
Terminix Global Holdings, Inc. (A)	63,372	2,640,711

		6,180,504

Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	33,866	2,399,068
Iridium Communications, Inc. (A)	59,338	2,364,619

		4,763,687

Electrical Equipment - 0.5%
Atkore, Inc. (A)	48,521	4,217,446
Shoals Technologies Group, Inc., Class A (A)	12,539	349,587

		4,567,033

Electronic Equipment, Instruments & Components - 3.4%
Advanced Energy Industries, Inc.	33,053	2,900,401
Cognex Corp.	43,087	3,456,439
ePlus, Inc. (A)	8,496	871,774
Fabrinet (A)	29,635	3,037,884
Littelfuse, Inc.	21,289	5,817,645
Novanta, Inc. (A)	44,240	6,835,080
OSI Systems, Inc. (A)	15,949	1,511,965
Teledyne Technologies, Inc. (A)	8,372	3,596,444
Zebra Technologies Corp., Class A (A)	6,879	3,545,574

		31,573,206

Energy Equipment & Services - 0.4%
Cactus, Inc., Class A	51,753	1,952,123
ChampionX Corp. (A)	66,100	1,477,996

		3,430,119

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 0.5%
Madison Square Garden Entertainment Corp. (A) (B)	25,147	$ 1,827,433
Zynga, Inc., Class A (A)	364,763	2,746,665

		4,574,098

Equity Real Estate Investment Trusts - 1.6%
Equity Lifestyle Properties, Inc.	38,454	3,003,257
First Industrial Realty Trust, Inc.	64,424	3,355,202
Innovative Industrial Properties, Inc. (B)	10,626	2,456,413
Ryman Hospitality Properties, Inc. (A)	23,312	1,951,214
Terreno Realty Corp.	67,801	4,287,057

		15,053,143

Food & Staples Retailing - 0.8%
BJ’s Wholesale Club Holdings, Inc. (A)	34,800	1,911,216
Casey’s General Stores, Inc.	11,867	2,236,336
Performance Food Group Co. (A)	77,778	3,613,566

		7,761,118

Food Products - 1.8%
Darling Ingredients, Inc. (A)	94,300	6,780,170
Hain Celestial Group, Inc. (A)	67,143	2,872,378
J&J Snack Foods Corp.	22,371	3,418,736
John B Sanfilippo & Son, Inc.	17,619	1,439,825
Sanderson Farms, Inc.	10,687	2,011,293

		16,522,402

Health Care Equipment & Supplies - 4.8%
AtriCure, Inc. (A)	28,395	1,974,872
CONMED Corp.	17,035	2,228,689
Globus Medical, Inc., Class A (A)	60,210	4,613,290
Haemonetics Corp. (A)	22,025	1,554,745
ICU Medical, Inc. (A)	19,707	4,599,220
Lantheus Holdings, Inc. (A)	12,693	325,956
Merit Medical Systems, Inc. (A)	59,269	4,255,514
Nevro Corp. (A)	22,097	2,571,649
NuVasive, Inc. (A)	19,866	1,188,980
Penumbra, Inc. (A)	13,967	3,722,205
Quidel Corp. (A) (B)	8,597	1,213,467
Shockwave Medical, Inc. (A)	21,062	4,336,245
STERIS PLC	11,455	2,340,027
Tandem Diabetes Care, Inc. (A)	44,153	5,270,985
West Pharmaceutical Services, Inc.	9,877	4,193,182

		44,389,026

Health Care Providers & Services - 4.0%
Addus HomeCare Corp. (A)	28,375	2,262,906
Amedisys, Inc. (A)	25,661	3,826,055
AMN Healthcare Services, Inc. (A)	55,201	6,334,315
Chemed Corp.	2,836	1,319,080
CorVel Corp. (A)	22,367	4,165,183
Ensign Group, Inc.	80,030	5,993,447
ModivCare, Inc. (A)	13,440	2,440,973
Molina Healthcare, Inc. (A)	18,638	5,056,676
Pennant Group, Inc. (A)	58,240	1,635,961
Surgery Partners, Inc. (A)	30,111	1,274,900
US Physical Therapy, Inc.	24,243	2,681,276

		36,990,772

Health Care Technology - 1.3%
Certara, Inc. (A) (B)	35,783	1,184,417
Inspire Medical Systems, Inc. (A)	15,433	3,594,037

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology (continued)
Omnicell, Inc. (A)	41,036	$ 6,090,974
Phreesia, Inc. (A)	21,511	1,327,229

		12,196,657

Hotels, Restaurants & Leisure - 6.0%
Bloomin’ Brands, Inc. (A)	94,565	2,364,125
Boyd Gaming Corp. (A)	85,298	5,395,952
Brinker International, Inc. (A)	19,501	956,524
Choice Hotels International, Inc.	32,236	4,073,663
Churchill Downs, Inc.	34,093	8,185,048
Dine Brands Global, Inc. (A)	2,425	196,934
Domino’s Pizza, Inc.	1,642	783,168
Everi Holdings, Inc. (A)	66,200	1,600,716
Hilton Grand Vacations, Inc. (A)	49,992	2,378,119
Papa John’s International, Inc.	36,493	4,634,246
Penn National Gaming, Inc. (A)	15,255	1,105,377
Planet Fitness, Inc., Class A (A)	55,278	4,342,087
SeaWorld Entertainment, Inc. (A)	39,874	2,205,830
Six Flags Entertainment Corp. (A)	21,488	913,240
Texas Roadhouse, Inc.	65,640	5,994,901
Travel & Leisure Co.	53,597	2,922,644
Vail Resorts, Inc. (A)	14,092	4,707,433
Wendy’s Co.	164,217	3,560,225

		56,320,232

Household Durables - 2.6%
Cavco Industries, Inc. (A)	6,160	1,458,318
Helen of Troy Ltd. (A)	17,691	3,974,814
Installed Building Products, Inc.	9,581	1,026,604
LGI Homes, Inc. (A)	27,735	3,935,874
Tempur Sealy International, Inc.	153,021	7,101,705
TopBuild Corp. (A)	35,238	7,217,095

		24,714,410

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C (B)	55,611	1,683,345
Ormat Technologies, Inc.	18,433	1,227,822

		2,911,167

Insurance - 1.1%
eHealth, Inc. (A)	12,696	514,188
Palomar Holdings, Inc. (A)	18,073	1,460,841
Primerica, Inc.	48,952	7,520,496
Selectquote, Inc. (A) (B)	47,353	612,274

		10,107,799

Internet & Direct Marketing Retail - 0.2%
Stamps.com, Inc. (A)	4,643	1,531,215
Xometry, Inc., Class A (A) (B)	9,291	535,812

		2,067,027

IT Services - 2.2%
Broadridge Financial Solutions, Inc.	8,497	1,415,940
Euronet Worldwide, Inc. (A)	48,584	6,183,771
ExlService Holdings, Inc. (A)	36,207	4,457,806
Gartner, Inc. (A)	6,391	1,942,097
MAXIMUS, Inc.	24,411	2,030,995
Perficient, Inc. (A)	26,693	3,088,380
Repay Holdings Corp. (A)	55,390	1,275,632

		20,394,621

Leisure Products - 0.6%
Brunswick Corp.	57,726	5,499,556

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 3.5%
Adaptive Biotechnologies Corp. (A)	41,900	$ 1,424,181
Bruker Corp.	20,444	1,596,677
Charles River Laboratories International, Inc. (A)	9,834	4,058,197
Maravai LifeSciences Holdings, Inc., Class A (A)	27,800	1,364,424
Medpace Holdings, Inc. (A)	35,287	6,679,123
NeoGenomics, Inc. (A) (B)	107,097	5,166,359
Quanterix Corp. (A)	16,840	838,464
Repligen Corp. (A)	40,463	11,693,402

		32,820,827

Machinery - 3.8%
Albany International Corp., Class A	39,894	3,066,652
Douglas Dynamics, Inc.	30,390	1,103,157
Federal Signal Corp.	22,635	874,164
Graco, Inc.	44,528	3,115,624
Hydrofarm Holdings Group, Inc. (A)	6,295	238,266
John Bean Technologies Corp.	35,046	4,925,715
Kadant, Inc.	16,748	3,418,267
Lincoln Electric Holdings, Inc.	16,911	2,177,967
RBC Bearings, Inc. (A)	17,029	3,613,554
SPX Corp. (A)	44,320	2,368,904
Terex Corp.	38,148	1,606,031
Toro Co.	36,800	3,584,688
Watts Water Technologies, Inc., Class A	17,300	2,907,957
Woodward, Inc.	22,787	2,579,488

		35,580,434

Media - 1.2%
Cable One, Inc.	2,880	5,221,814
Nexstar Media Group, Inc., Class A	24,115	3,664,515
TechTarget, Inc. (A)	31,873	2,626,973

		11,513,302

Metals & Mining - 0.8%
Alcoa Corp. (A)	110,463	5,406,059
Arconic Corp. (A)	49,170	1,550,822
Cleveland-Cliffs, Inc. (A) (B)	47,491	940,797

		7,897,678

Oil, Gas & Consumable Fuels - 1.9%
APA Corp.	121,476	2,603,231
Magnolia Oil & Gas Corp., Class A	90,400	1,608,216
Matador Resources Co.	17,444	663,570
PDC Energy, Inc.	36,350	1,722,626
Range Resources Corp. (A)	58,700	1,328,381
Renewable Energy Group, Inc. (A)	3,570	179,214
Targa Resources Corp.	60,765	2,990,246
Texas Pacific Land Corp. (B)	5,726	6,924,795

		18,020,279

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	49,851	3,059,356

Personal Products - 0.2%
BellRing Brands, Inc., Class A (A)	59,400	1,826,550

Pharmaceuticals - 1.2%
Arvinas, Inc. (A)	22,215	1,825,629
Atea Pharmaceuticals, Inc. (A)	6,200	217,372
Catalent, Inc. (A)	40,318	5,365,116
Pacira BioSciences, Inc. (A)	23,028	1,289,568

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A (A) (B)	11,187	$ 1,125,524
Supernus Pharmaceuticals, Inc. (A)	39,806	1,061,626

		10,884,835

Professional Services - 2.9%
ASGN, Inc. (A)	45,545	5,152,961
Booz Allen Hamilton Holding Corp.	40,572	3,219,388
CACI International, Inc., Class A (A)	19,089	5,003,227
Exponent, Inc.	68,949	7,801,580
Insperity, Inc.	36,449	4,036,362
Legalzoom.com, Inc. (A) (B)	6,687	176,537
Upwork, Inc. (A)	34,942	1,573,438

		26,963,493

Road & Rail - 1.2%
Landstar System, Inc.	16,362	2,582,251
Saia, Inc. (A)	27,511	6,548,443
XPO Logistics, Inc. (A)	28,825	2,293,894

		11,424,588

Semiconductors & Semiconductor Equipment - 5.4%
Brooks Automation, Inc.	44,691	4,574,124
Cirrus Logic, Inc. (A)	31,997	2,634,953
CMC Materials, Inc.	13,766	1,696,384
Diodes, Inc. (A)	35,297	3,197,555
Entegris, Inc.	54,898	6,911,658
FormFactor, Inc. (A)	96,248	3,592,938
Kulicke & Soffa Industries, Inc.	38,000	2,214,640
Lattice Semiconductor Corp. (A)	91,206	5,896,468
MaxLinear, Inc. (A)	59,646	2,937,565
MKS Instruments, Inc.	25,373	3,829,039
Monolithic Power Systems, Inc.	6,434	3,118,431
Onto Innovation, Inc. (A)	26,835	1,938,829
Power Integrations, Inc.	60,434	5,982,362
SiTime Corp. (A)	7,427	1,516,371

		50,041,317

Software - 10.9%
ACI Worldwide, Inc. (A)	100,354	3,083,878
Alarm.com Holdings, Inc. (A)	19,044	1,489,050
Altair Engineering, Inc., Class A (A) (B)	34,800	2,399,112
Asana, Inc., Class A (A) (B)	1,900	197,296
Aspen Technology, Inc. (A)	27,551	3,383,263
Bill.com Holdings, Inc. (A)	17,391	4,642,527
Blackbaud, Inc. (A)	25,610	1,801,664
Blackline, Inc. (A)	13,496	1,593,338
Box, Inc., Class A (A)	111,500	2,639,205
CommVault Systems, Inc. (A)	41,428	3,119,943
Descartes Systems Group, Inc. (A) (B)	58,607	4,762,405
Digital Turbine, Inc. (A) (B)	59,765	4,108,844
DoubleVerify Holdings, Inc. (A) (B)	20,601	703,730
Envestnet, Inc. (A)	41,291	3,313,190
Fair Isaac Corp. (A)	9,131	3,633,499
Five9, Inc. (A)	37,058	5,919,645
Fortinet, Inc. (A)	7,649	2,233,814
j2 Global, Inc. (A)	20,623	2,817,514
Manhattan Associates, Inc. (A)	51,993	7,956,489
nCino, Inc. (A)	16,419	1,166,242
NCR Corp. (A)	77,820	3,016,303
Paylocity Holding Corp. (A)	13,583	3,808,673
Pegasystems, Inc.	23,982	3,048,112
PTC, Inc. (A)	20,356	2,438,445
Qualys, Inc. (A)	31,946	3,555,270
Rapid7, Inc. (A) (B)	30,000	3,390,600
Sapiens International Corp. NV	76,956	2,214,794
SPS Commerce, Inc. (A)	45,014	7,261,208

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
SS&C Technologies Holdings, Inc.	38,351	$ 2,661,559
Teradata Corp. (A)	59,733	3,425,688
Tyler Technologies, Inc. (A)	6,940	3,183,031
Workiva, Inc. (A)	19,572	2,758,869

		101,727,200

Specialty Retail - 3.3%
Abercrombie & Fitch Co., Class A (A)	64,609	2,431,237
Academy Sports & Outdoors, Inc. (A)	37,300	1,492,746
Asbury Automotive Group, Inc. (A)	23,702	4,663,132
Burlington Stores, Inc. (A)	13,185	3,738,870
Dick’s Sporting Goods, Inc.	20,000	2,395,400
Floor & Decor Holdings, Inc., Class A (A)	53,518	6,464,439
Murphy USA, Inc.	8,267	1,382,738
National Vision Holdings, Inc. (A)	41,500	2,355,955
RH (A)	8,064	5,377,962
Victoria’s Secret & Co. (A)	17,857	986,778

		31,289,257

Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (A)	58,958	8,459,294
Deckers Outdoor Corp. (A)	21,429	7,718,726

		16,178,020

Trading Companies & Distributors - 1.3%
Herc Holdings, Inc. (A)	15,100	2,468,246
McGrath RentCorp	15,906	1,144,437
SiteOne Landscape Supply, Inc. (A)	27,293	5,444,135
Watsco, Inc.	9,857	2,608,359

		11,665,177

Water Utilities - 0.4%
Middlesex Water Co. (B)	34,061	3,500,790

Total Common Stocks (Cost $672,721,906)		928,160,160

MASTER LIMITED PARTNERSHIP - 0.2%
Independent Power & Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	24,200	1,823,712

Total Master Limited Partnership (Cost $1,934,781)		1,823,712

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	5,939,905	5,939,905

Total Other Investment Company (Cost $5,939,905)		5,939,905

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $4,847,007 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $4,944,024.	$ 4,847,007	4,847,007

Total Repurchase Agreement (Cost $4,847,007)		4,847,007

Total Investments (Cost $685,443,599)		940,770,784
Net Other Assets (Liabilities) - (0.6)%		(5,617,470)

Net Assets - 100.0%		$ 935,153,314

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$928,160,160	$—	$—	$928,160,160
Master Limited Partnership	1,823,712	—	—	1,823,712
Other Investment Company	5,939,905	—	—	5,939,905
Repurchase Agreement	—	4,847,007	—	4,847,007

Total Investments	$935,923,777	$4,847,007	$—	$940,770,784

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $52,998,374, collateralized by cash collateral of $5,939,905 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $48,218,159. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 5

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6